Note 13 - Employees' Postretirement Benefits and Other Benefits, Employees' postretirement benefits balances (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Current liabilities
Defined-benefit plan	$ 692	$ 743
Variable Contribution plan	34	39
Employees' postretirement projected benefits obligation	726	782
Long-term liabilities
Defined-benefit plan	12,779	13,608
Variable Contribution plan	256	132
Employees' postretirement projected benefits obligation	13,035	13,740
Total Employees' postretirement projected benefits obligation	13,761	14,522
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,427	3,931
Variable Contribution plan	279	189
Tax effect	(1,260)	(1,401)
Net balance recorded in shareholders' equity	2,446	2,719
Pension Benefits
Current liabilities
Defined-benefit plan	355	369
Variable Contribution plan	34	39
Employees' postretirement projected benefits obligation	389	408
Long-term liabilities
Defined-benefit plan	5,186	5,719
Variable Contribution plan	256	132
Employees' postretirement projected benefits obligation	5,442	5,851
Total Employees' postretirement projected benefits obligation	5,831	6,259
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	2,877	3,322
Variable Contribution plan	279	189
Tax effect	(1,073)	(1,194)
Net balance recorded in shareholders' equity	(2,083)	2,317
Health Care Benefit
Current liabilities
Defined-benefit plan	337	374
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	337	374
Long-term liabilities
Defined-benefit plan	7,593	7,889
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	7,593	7,889
Total Employees' postretirement projected benefits obligation	7,930	8,263
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	550	609
Variable Contribution plan	0	0
Tax effect	(187)	(207)
Net balance recorded in shareholders' equity	$ (363)	$ 402